Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2020 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 1,450
Increase in assumption	(1,185)
Pension plan [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(283)
Increase in assumption	325
Pension plan [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(216)
1 year longer life expectancy	213
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	79
Increase in assumption	(65)
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(28)
Increase in assumption	32
Other post employment benefit plans [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(18)
1 year longer life expectancy	$ 19